Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER SELECT EQUITY FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 30, 2021, AS SUPPLEMENTED
The date of this Supplement is September 22, 2021.
Effective September 17, 2021, the Board of Trustees (the “Board”) has approved an investment subadvisory agreement with an additional subadviser to the Clearwater Select Equity Fund (the “Select Equity Fund”), Wasatch Global Investors (“Wasatch”).
In addition, effective October 1, 2021, Clearwater Management Co., Inc. (“CMC”) the investment manager of the Clearwater Investment Trust, will increase its voluntary management fee waiver for the Clearwater Core Equity Fund, Clearwater Tax‑Exempt Bond Fund and Clearwater International Fund, and decrease its voluntary management fee waiver for the Select Equity Fund.
In addition, effective December 31, 2021, Kurt Winrich of WCM Investment Management, LLC will no longer serve as a portfolio manager of the Clearwater International Fund. Accordingly, effective December 31, 2021, all references to Mr. Winrich in the Prospectus are deleted.
Appointment of Wasatch as Subadviser
Effective immediately, the Prospectus is amended as follows.
1.	The second paragraph of the section titled “SUMMARY SECTION – Clearwater Select Equity Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:
Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day‑to‑day management for the Fund: Cooke & Bieler, L.P (“Cooke & Bieler”), Jackson Square Partners, LLC (“Jackson Square”), Parametric Portfolio Associates LLC (“Parametric”), Pzena Investment Management LLC (“Pzena”) and Wasatch Global Investors (“Wasatch”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 25% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s four other subadvisers that provide day‑to‑day management of the Fund. A subadviser may focus its investments in micro-, small- and/or medium‑sized companies. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the S&P SmallCap 600® Index at any given time. The market capitalization of the companies included in the S&P SmallCap 600® Index as of December 31, 2020 was between $117.2 million and $6 billion. Cooke & Bieler seeks to buy businesses that it believes will compound value over time and to reduce risk through its stringent research process and decisions to purchase stocks at attractive prices. Jackson Square invests primarily in common stocks of growth-oriented companies that it believes have long-term capital appreciation potential and may grow faster than the U.S. economy. Pzena’s investment philosophy is a value equity strategy based on a fundamental, bottom‑up research process. Wasatch’s Micro Cap Value investment strategy seeks to identify companies through a “bottom‑up” process of fundamental analysis that are believed to be temporarily undervalued but have significant potential for stock appreciation. Wasatch primarily invests in value companies, but it may also invest in growth companies if it believes that a company’s current valuation is at a sufficient discount to its projected long-term earnings growth rate. Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day‑to‑day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.

Clearwater Select Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
CLEARWATER INVESTMENT TRUST
CLEARWATER SELECT EQUITY FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 30, 2021, AS SUPPLEMENTED
The date of this Supplement is September 22, 2021.
Effective September 17, 2021, the Board of Trustees (the “Board”) has approved an investment subadvisory agreement with an additional subadviser to the Clearwater Select Equity Fund (the “Select Equity Fund”), Wasatch Global Investors (“Wasatch”).
In addition, effective October 1, 2021, Clearwater Management Co., Inc. (“CMC”) the investment manager of the Clearwater Investment Trust, will increase its voluntary management fee waiver for the Clearwater Core Equity Fund, Clearwater Tax‑Exempt Bond Fund and Clearwater International Fund, and decrease its voluntary management fee waiver for the Select Equity Fund.
In addition, effective December 31, 2021, Kurt Winrich of WCM Investment Management, LLC will no longer serve as a portfolio manager of the Clearwater International Fund. Accordingly, effective December 31, 2021, all references to Mr. Winrich in the Prospectus are deleted.
Appointment of Wasatch as Subadviser
Effective immediately, the Prospectus is amended as follows.
1.	The second paragraph of the section titled “SUMMARY SECTION – Clearwater Select Equity Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:
Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day‑to‑day management for the Fund: Cooke & Bieler, L.P (“Cooke & Bieler”), Jackson Square Partners, LLC (“Jackson Square”), Parametric Portfolio Associates LLC (“Parametric”), Pzena Investment Management LLC (“Pzena”) and Wasatch Global Investors (“Wasatch”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 25% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s four other subadvisers that provide day‑to‑day management of the Fund. A subadviser may focus its investments in micro-, small- and/or medium‑sized companies. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the S&P SmallCap 600® Index at any given time. The market capitalization of the companies included in the S&P SmallCap 600® Index as of December 31, 2020 was between $117.2 million and $6 billion. Cooke & Bieler seeks to buy businesses that it believes will compound value over time and to reduce risk through its stringent research process and decisions to purchase stocks at attractive prices. Jackson Square invests primarily in common stocks of growth-oriented companies that it believes have long-term capital appreciation potential and may grow faster than the U.S. economy. Pzena’s investment philosophy is a value equity strategy based on a fundamental, bottom‑up research process. Wasatch’s Micro Cap Value investment strategy seeks to identify companies through a “bottom‑up” process of fundamental analysis that are believed to be temporarily undervalued but have significant potential for stock appreciation. Wasatch primarily invests in value companies, but it may also invest in growth companies if it believes that a company’s current valuation is at a sufficient discount to its projected long-term earnings growth rate. Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day‑to‑day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.